Consolidated Balance Sheets - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Dec. 31, 2022	Nov. 30, 2022
Current Assets
Cash	$ 974,632	$ 878,803	$ 585,654		$ 1,172,581
Accounts Receivable, net	29,156	28,611		$ 9,070
Inventory	3,598	1,977
Other receivables	59,213	41,203
Convertible note receivable - related party	324,521			198,125
Investment security – related party	141,667
Prepaid expenses	15,779	6,862
Other current assets			117,500		9,043
Total Current Assets	1,548,566	957,456	703,154		1,194,624
Non-Current Assets
Property and Equipment, net	113,520	129,230		166,338
Cash and marketable securities held in Trust Account	24,874	21,000,000	21,252,639		88,102,610
Deposits	411,860	298,324
Operating lease right-of-use assets, net	459,339	598,508
Total Non-Current Assets	1,009,593	1,026,062
TOTAL ASSETS	2,558,159	1,983,518	21,955,793		89,297,234
Current Liabilities
Accounts payable and accrued expenses	602,624	137,199	632,270	60,771	376,541
Accrued commissions	81,634	85,206
Operating lease liabilities - Current	362,343	429,687
Deferred underwriting fee payable
Notes payable - current	279,795
Extension Loan – Related Party			205,305
Deferred revenue
Total Current Liabilities	4,468,314	2,770,587	837,575		376,541
Non-Current Liabilities
Investment in associate, related party
Operating lease liabilities - Non-current	110,344	182,380
Notes payable - non-current	947,500
Deferred underwriting compensation			3,018,750		3,018,750
Total Non-Current Liabilities	1,057,844	182,380
Total Liabilities		2,952,967	3,856,325		3,395,291
Commitments and Contingencies
Temporary equity:
Class A common stock subject to possible redemption; 1,976,036 and 8,625,000 shares (at approximately $10.35 and $10.20 per share) as of November 30, 2023 and November 30, 2022, respectively			20,457,011		87,934,212
Stockholders’ (Deficit) Equity
Preferred stock, US$0.001 par value; 10,000,000 shares authorized; none issued and outstanding as of December 31, 2023 and 2022
Common stock, US$.001 par value; 500,000,000 shares authorized; 10,000 shares issued and outstanding as of December 31, 2023, and 50,000,000 shares authorized; 10,000 shares issued and outstanding as of December 31, 2022	1,623	10
Additional paid-in capital	1,078,343
Accumulated other comprehensive loss	(110,223)	(197,040)		(200,039)
(Accumulated deficit) Retained earnings	(4,102,241)	(781,085)	(2,357,806)	873,306	(2,032,532)
Total HWH International Inc. Stockholders’ (deficit) equity	(3,132,498)	(978,115)	(2,357,543)		(2,032,269)
Non-controlling interests	164,499	8,666		4,836
Total Stockholders’ (Deficit) Equity	(2,967,999)	(969,449)	(2,357,543)	(1,805,434)	(2,032,269)
TOTAL LIABILITIES AND STOCKHOLDERS’ (DEFICIT) EQUITY	2,558,159	1,983,518	21,955,793		89,297,234
Common Class A [Member]
Stockholders’ (Deficit) Equity
Common stock, US$.001 par value; 500,000,000 shares authorized; 10,000 shares issued and outstanding as of December 31, 2023, and 50,000,000 shares authorized; 10,000 shares issued and outstanding as of December 31, 2022			47		47
Common Class B [Member]
Stockholders’ (Deficit) Equity
Common stock, US$.001 par value; 500,000,000 shares authorized; 10,000 shares issued and outstanding as of December 31, 2023, and 50,000,000 shares authorized; 10,000 shares issued and outstanding as of December 31, 2022			216		216
Related Party [Member]
Current Liabilities
Due to related parties, net	$ 3,141,918	2,118,495
Sponsor [Member]
Current Assets
Other receivables					$ 13,000
Restatement [Member]
Current Assets
Cash		1,159,201		1,651,088
Accounts Receivable, net		28,611		9,070
Inventory		1,977		34,126
Other receivables		41,203		35,717
Convertible note receivable - related party				198,125
Investment security – related party
Prepaid expenses		106,862		17,828
Total Current Assets		1,337,854		1,945,954
Non-Current Assets
Property and Equipment, net		129,230		166,338
Cash and marketable securities held in Trust Account		21,346,768
Deposits		298,324		305,036
Operating lease right-of-use assets, net		598,508		973,069
Total Non-Current Assets		22,372,830		1,599,812
TOTAL ASSETS		23,710,684		3,545,766
Current Liabilities
Accounts payable and accrued expenses		167,355		60,771
Accrued commissions		85,206		143,383
Operating lease liabilities - Current		429,687		419,303
Deferred underwriting fee payable		3,018,750
Notes payable - current
Deferred revenue				21,198
Total Current Liabilities		6,024,798		2,308,323
Non-Current Liabilities
Investment in associate, related party				155,369
Operating lease liabilities - Non-current		182,380		559,330
Notes payable - non-current
Total Non-Current Liabilities		182,380		559,330
Total Liabilities				2,867,653
Commitments and Contingencies
Temporary equity:
Class A common stock subject to possible redemption; 1,976,036 and 8,625,000 shares (at approximately $10.35 and $10.20 per share) as of November 30, 2023 and November 30, 2022, respectively		20,457,011
Stockholders’ (Deficit) Equity
Preferred stock, US$0.001 par value; 10,000,000 shares authorized; none issued and outstanding as of December 31, 2023 and 2022
Common stock, US$.001 par value; 500,000,000 shares authorized; 10,000 shares issued and outstanding as of December 31, 2023, and 50,000,000 shares authorized; 10,000 shares issued and outstanding as of December 31, 2022		1		10
Additional paid-in capital		9
Accumulated other comprehensive loss		(197,041)		(200,039)
(Accumulated deficit) Retained earnings		(2,765,403)		873,306
Total HWH International Inc. Stockholders’ (deficit) equity		(2,962,171)		673,277
Non-controlling interests		8,666		4,836
Total Stockholders’ (Deficit) Equity		(2,953,505)		678,113
TOTAL LIABILITIES AND STOCKHOLDERS’ (DEFICIT) EQUITY		23,710,684		3,545,766
Restatement [Member] | Common Class A [Member]
Stockholders’ (Deficit) Equity
Common stock, US$.001 par value; 500,000,000 shares authorized; 10,000 shares issued and outstanding as of December 31, 2023, and 50,000,000 shares authorized; 10,000 shares issued and outstanding as of December 31, 2022		47
Restatement [Member] | Common Class B [Member]
Stockholders’ (Deficit) Equity
Common stock, US$.001 par value; 500,000,000 shares authorized; 10,000 shares issued and outstanding as of December 31, 2023, and 50,000,000 shares authorized; 10,000 shares issued and outstanding as of December 31, 2022		216
Restatement [Member] | Related Party [Member]
Current Liabilities
Due to related parties, net		$ 2,323,800		$ 1,663,668